Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES

Commitments for property management fees

Future minimum payments under non-cancelable agreements for property management fees consist of the following as of December 31, 2021:

	RMB	US$
2022	31,757	4,983
2023	27,233	4,273
2024	13,890	2,180
2025	13,851	2,174
2026 and thereafter	30,077	4,720
	116,808	18,330

Commitments for Licensed Copyrights and Produced Content

Future minimum payments under non-cancelable agreements for licensed copyrights and produced content consist of the following as of December 31, 2021:

	RMB	US$
2022	10,577,688	1,659,870
2023	5,174,479	811,989
2024	3,156,128	495,265
2025	1,538,166	241,372
2026 and thereafter	183,358	28,773
	20,629,819	3,237,269

Capital commitment

As of December 31, 2021, commitments for the purchase of fixed assets are immaterial.

Litigation, claims and assessments

The Group is involved in a number of claims pending in various courts, in arbitration, or otherwise unresolved as of December 31, 2021. These claims are substantially related to alleged copyright infringement as well as routine and incidental matters to its business, with certain restricted deposits used as security against certain lawsuits, among others. Adverse results in these claims may include awards of damages and may also result in, or even compel, a change in the Group’s business practices, which could impact the Group’s future financial results. The Group has accrued RMB32,704 and RMB55,474 (US$8,705) in “Accrued expenses” in the consolidated balance sheets as of December 31, 2020 and 2021.

Starting in April 2020, the Group and certain of its current and former officers and directors were named as defendants in several putative securities class actions filed in federal court, which were purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of alleged misstatements and omissions in the Group’s public disclosure documents. In May 2021, these actions were consolidated under one case. In June 2021, lead plaintiffs filed the operative amended complaint. In July 2021, defendants filed motion to dismiss the case. Briefing on the motion to dismiss was completed on September 29, 2021, and a decision on the motion is currently pending. As the case remain in its preliminary stages, the likelihood of any unfavorable outcome or the amount or range of any potential loss cannot be reasonably estimated at the issuance date of the consolidated financial statements. As a result, as of December 31, 2021, the Group did not record any liabilities for the loss contingencies pertaining to the cases described above.

The Group is unable to estimate the reasonably possible loss or a range of reasonably possible losses for proceedings in the early stages or where there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. Although the results of unsettled litigations and claims cannot be predicted with certainty, the Group does not believe that, as of December 31, 2021, there was at least a reasonable possibility that the Group may have incurred a material loss, or a material loss in excess of the accrued expenses, with respect to such loss contingencies. The losses accrued include judgments made by the court and out-of-court settlements after December 31, 2021, but related to cases arising on or before December 31, 2021. The Group is in the process of appealing certain judgments for which losses have been accrued.